Risks Arising From Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions		6 Months Ended
	Jan. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged		$ 5,944.0		$ 4,714.0
Financial Liabilities		101,061.0		98,379.0
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		5,098.0		5,614.0
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		$ 306.0		288.0
CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares hold by ELJ		3.00%
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of options exercised	12.00%
Ownership interest	97.00%		85.00%
Put option re-measured at fair value	$ 300.0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged		$ 100.5
Loss recognized in the profit or loss		339.0
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities		$ 1,498.0
Proportion of company's financial liabilities		2.00%
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities		$ 21.0		0.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description		There was no significant concentration of credit risks with any single counterparty as of 30 June 2025 and no single customer represented more than 10% of the total revenue of the group in 2025.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer		10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability		$ 209.0		$ 195.0